Financial instruments - Foreign exchange risk (Details) - Foreign exchange risk € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€) € / $ € / £ € / $ D
Financial risk management and financial instruments
Number of preceding business days for calculation of probability distributions | D	250
Confidence level (as a percent)	95.00%
Holding period	1 year
Net exposure	€ 1,381,399
CFaR	41,342
AUD
Financial risk management and financial instruments
Notional amount	€ 168,395
Average hedging rate | € / $	1.6314
USD
Financial risk management and financial instruments
Notional amount	€ 122,305
Average hedging rate | € / $	1.1373
GBP
Financial risk management and financial instruments
Notional amount	€ 49,308
Average hedging rate | € / £	0.8798